Taxation - Disclosure of Movement in Net Deferred Tax Liabiilty (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of changes in deferred tax liability (asset)
Balance at beginning of year	R 687	R 1,145
Expense/(credit) per income statement	197	(282)
Tax directly charged to other comprehensive income	(419)	(177)
Balance at end of year	465	687
Deferred tax assets	(531)	(1)
Deferred tax liabilities	996	688
Deferred Tax Asset Not Recognised Related Temporary Differences
Reconciliation of changes in deferred tax liability (asset)
Deferred tax assets	6,499	5,635
PNG operations | Deferred Tax Asset Not Recognised Related Temporary Differences
Reconciliation of changes in deferred tax liability (asset)
Deferred tax assets	R (6,499)	R (5,293)